Description of Business and Summary of Significant Accounting Policies - Summary of Carrying Value and Fair Value of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt, Fair Value	$ 565.0	$ 710.8
Debt, Carrying Value	558.5	707.3
Amended and Restated Term Loan Facility, 4.42%, Due 2024 [Member]
Debt Instrument [Line Items]
Debt, Fair Value	565.0
Debt, Carrying Value	$ 558.5
Term Loan Facility, 4.75%, Due 2020 [Member]
Debt Instrument [Line Items]
Debt, Fair Value		710.8
Debt, Carrying Value		$ 707.3